INCOME TAX EXPENSES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in tax rates or tax laws enacted or announced [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rate	23.00%	24.00%